EQ ADVISORS TRUSTSM

EQ/Fidelity Institutional AM® Large Cap Portfolio

SUPPLEMENT DATED JANUARY 19, 2022 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Brian Lempel of FIAM LLC no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/Fidelity Institutional AM® Large Cap Portfolio. All references to Brian Lempel in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: FIAM LLC (“FIAM” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Priyanshu Bakshi, CFA®	Co-Manager (technology sector) of FIAM	January 2021
Mirza Ali Khan	Co-Manager (technology sector) of FIAM	January 2021
Matthew Drukker	Co-Manager (communication services sector) of FIAM	January 2021

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — FIAM LLC” is amended to include the following information:

Priyanshu Bakshi, CFA® is a member of FMR’s Stock Selector Large Cap Group (technology sector). Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a portfolio manager and sector leader.

Mirza Ali Khan is a member of FMR’s Stock Selector Large Cap Group (technology sector). Since joining Fidelity Investments in 2007, Mr. Khan has worked as a research analyst, portfolio manager, and sector leader.

Matthew Drukker is a member of FMR’s Stock Selector Large Cap Group (communication services sector). Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.